Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Recognitions of Trade Date Profit
Balance, beginning of period		€ 577		€ 550
New trades during the period		136		187
Amortization		(72)		(77)
Matured trades		(33)		(41)
Subsequent move to observability	[2]	(28)	[1]	(15)
Exchange rate changes		0		(1)
Balance, end of period		€ 579		€ 603

[1]	During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024
[2]	This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date